Offerings - Offering: 1	Oct. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	37,338,223
Proposed Maximum Offering Price per Unit	38.585
Maximum Aggregate Offering Price	$ 1,440,695,334.46
Fee Rate	0.01531%
Amount of Registration Fee	$ 220,570.46
Offering Note
(1)	Final Prospectus Supplement
(2)
Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this prospectus supplement shall also cover any additional shares of the common stock, par value $0.10 per share (“Common Stock”), of Devon Energy Corporation that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Common Stock.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales prices per share of our common stock as reported on the New York Stock Exchange on September 26, 2024.